Consolidated Statements of Changes in Equity - USD ($)		Ordinary shares	Subscription receivable	Receivables from a shareholder	Additional paid-in capital	Statutory reserve	(Accumulated deficit) retained earnings	Accumulated other comprehensive loss	Total shareholders’ equity	Non-controlling interests	Total
Balance at beginning at Sep. 30, 2017		$ 7,800	$ (7,800)	$ (2,168,074)	$ 7,816,422		$ (609,366)	$ (277,002)	$ 4,761,980	$ 2,889,207	$ 7,651,187
Balance at beginning (in Shares) at Sep. 30, 2017	[1]	7,800,000
Net income							512,541		512,541	121,208	633,749
Receivable from a shareholder				(1,434,603)					(1,434,603)		(1,434,603)
Foreign currency translation adjustment								(187,105)	(187,105)	(44,248)	(231,353)
Balance at Ending at Sep. 30, 2018		$ 7,800	(7,800)	(3,602,677)	7,816,422		(96,825)	(464,107)	3,652,813	2,966,167	6,618,980
Balance at Ending (in Shares) at Sep. 30, 2018	[1]	7,800,000
Capital contribution					4,261,636				4,261,636		4,261,636
Non-controlling interest contribution										728,741	728,741
Appropriation of statutory reserve						187,973	(187,973)
Net income							1,738,123		1,738,123	453,314	2,191,437
Receivable from a shareholder				(1,233,243)					(1,233,243)		(1,233,243)
Foreign currency translation adjustment								(192,550)	(192,550)	(44,016)	(236,566)
Balance at Ending at Sep. 30, 2019		$ 7,800	(7,800)	(4,835,920)	12,078,058	187,973	1,453,325	(656,657)	8,226,779	4,104,206	8,226,779
Balance at Ending (in Shares) at Sep. 30, 2019	[1]	7,800,000
Appropriation of statutory reserve						24,869	(24,869)
Net income							147,174		147,174	129,748	276,922
Receivable from a shareholder				98,399					98,399		98,399
Foreign currency translation adjustment								397,110	397,110	41,729	438,839
Balance at Ending at Sep. 30, 2020		$ 7,800	$ (7,800)	$ (4,737,521)	$ 12,078,058	$ 212,842	$ 1,575,630	$ (259,547)	$ 8,869,462	$ 4,275,683	$ 8,869,462
Balance at Ending (in Shares) at Sep. 30, 2020	[1]	7,800,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the corporate reorganization completed on November 8, 2019 and share reorganization by way of a sub-division and surrender of shares on September 8, 2020 (Note 14).